Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	IFRS9 [member]	Common shares [member]	Retained earnings [member]		Retained earnings [member] IFRS 15 [member]	[1]	Retained earnings [member] IFRS9 [member]	[1]	Other reserves [member]	Total common equity [member]	Total common equity [member] IFRS 15 [member]	Total common equity [member] IFRS9 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	Total common and preferred equity [member] IFRS9 [member]	Non-controlling interests [member]		Non-controlling interests [member] IFRS9 [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] [2]
Beginning Balance at Oct. 31, 2016		$ 57,821				$ 15,513	$ 34,752	[1]					$ 152	$ 52,657			$ 3,594	$ 56,251			$ 1,570			$ 3,055	$ 14						$ 264	$ (1,093)
Statement [Line Items]
Net income		8,243					7,876	[1]						7,876			129	8,005			238
Other comprehensive income (loss)		(709)												(663)				(663)			(46)			(1,194)	(60)						(29)	620
Total comprehensive income		7,534					7,876	[1]						7,213			129	7,342			192			(1,194)	(60)						(29)	620
Shares issued		1,829				313							(44)	269			1,560	1,829
Shares repurchased/redeemed		(1,584)				(182)	(827)	[1]						(1,009)			(575)	(1,584)
Dividends and distributions paid to equity holders		(3,930)					(3,668)							(3,668)			(129)	(3,797)			(133)
Share-based payments	[3]	8											8	8				8
Other		(53)					(16)							(16)				(16)			(37)	[4]
Ending Balance (Previously stated [member]) at Oct. 31, 2017		61,625				15,644	38,117	[1]					116	55,454			4,579	60,033			1,592			1,861	(46)						235	(473)
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017					$ (610)						$ (564)					$ (513)				$ (513)			$ (97)			$ 46		$ 184		$ (179)		(473)
Ending Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2017		61,015				15,644	37,553	[1]					116	54,941			4,579	59,520			1,495			1,861			$ 184		$ (179)		235
Ending Balance at Oct. 31, 2017		61,625				15,644	38,117						116	55,454			4,579	60,033			1,592			1,861	$ (46)						235	(473)
Statement [Line Items]
Net income		8,724	[5]				8,361	[1]						8,361			187	8,548			176
Other comprehensive income (loss)		(804)												(693)				(693)			(111)			(477)			(252)		53		(356)	339
Total comprehensive income		7,920					8,361	[1]						7,668			187	7,855			65			(477)			(252)		53		(356)	339
Shares issued		2,989				2,708							(19)	2,689			300	2,989
Shares repurchased/redeemed		(1,327)				(118)	(514)	[1]						(632)			(695)	(1,327)
Dividends and distributions paid to equity holders		(4,371)					(3,985)	[1]						(3,985)			(187)	(4,172)			(199)
Share-based payments	[3]	6											6	6				6
Other		1,448					(1)	[1]					301	357				357			1,091			57
Ending Balance (Previously stated [member]) at Oct. 31, 2018		67,680				18,234	41,414						404	61,044			4,184	65,228			2,452			1,441			(68)		(126)		(121)	(134)
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	[6]			$ (58)					$ (58)						$ (58)				$ (58)
Ending Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622				18,234	41,356	[1]					404	60,986			4,184	65,170			2,452			1,441			(68)		(126)		(121)	(134)
Ending Balance at Oct. 31, 2018		67,680				18,234	41,414	[1]					404	61,044			4,184	65,228			2,452			1,441			(68)		(126)		(121)	(134)
Statement [Line Items]
Net income		8,798	[5]				8,208	[1]						8,208			182	8,390			408
Other comprehensive income (loss)		(625)												(422)				(422)			(203)			(641)			105		71		771	(728)
Total comprehensive income		8,173					8,208	[1]						7,786			182	7,968			205			(641)			105		71		771	(728)
Shares issued		218				255							(37)	218				218
Shares repurchased/redeemed		(1,375)				(225)	(850)	[1]						(1,075)			(300)	(1,375)
Dividends and distributions paid to equity holders		(4,592)					(4,260)	[1]						(4,260)			(182)	(4,442)			(150)
Share-based payments	[3]	7											7	7				7
Other		139					(15)	[1]					(9)	(24)				(24)			163	[4]
Ending Balance at Oct. 31, 2019		$ 70,192				$ 18,264	$ 44,439	[1]					$ 365	$ 63,638			$ 3,884	$ 67,522			$ 2,670			$ 800			$ 37		$ (55)		$ 650	$ (862)

[1]	Includes undistributed retained earnings of $61 (2018 – $62; 2017 – $61) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 26).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.
[5]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.
[6]	Refer to Note 4 for a summary of the adjustments on initial application of IFRS15.